WARRANTS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Warrants
WARRANTS

NOTE 10 - WARRANTS

A summary of the Company’s outstanding warrants as of September 30, 2024 is as follows.

			Weight
		Weighted	Average
	Number of	Average Exercise	Remaining Contract	Intrinsic
	Warrants	Price	Term	Value
Outstanding, March 31, 2024	632,900	$10	1.35	$—
Issued	—	—	—	—
Expired	—	—	—	—
Exercised	(25,400)	10	—	—
Outstanding, September 30, 2024	607,500	$10	0.62	$—

NOTE 8 - WARRANTS

On April 11, 2022, effective April 1, 2022, we issued to GK Partners ApS, for financial services, a warrant to immediately purchase up to 600,000 shares of our common stock at an exercise price of $10.00 per share which expired on December 31, 2023. In determining the fair value of the warrant, we used the Black-Scholes pricing model having the following assumptions: (i) exercise price of $10.00; (ii) fair market value of our common stock of $12.2 as quoted on the OTC Markets on the date of issuance of the Warrant; (iii) expected term of option of 1.75 years; (iv) expected volatility of 699.79%; (v) expected dividend rate of 0.0%; and (vi) risk-free interest rate of approximately 2.44%. As a result, we recorded stock-based compensation of approximately $7,316,971 for the year ended March 31, 2023. On December 22, 2023, the expiration date of the 570,500 remaining warrants was extended to December 31, 2024. The Company revalued the 570,500 remaining warrants for the change in the expiration date resulting in the recognition of a deemed dividend of $1,387,662.

On November 28, 2022, we issued 1) to David Volpe a warrant to purchase 50,000 shares of the Company’s Common Stock and 2) to Bennett J. Yankowitz a warrant to purchase 25,000 shares of the Company’s Common Stock. The warrants have an exercise price of $10.00 per share and expire on December 31, 2027. Mr. Volpe’s warrants were issued as compensation for consulting services provided to the Company. Mr. Yankowitz’s warrants were issued as compensation for his acting as the sole director and the chief executive officer of the Company. In determining the fair value of the warrants, we used the Black-Scholes pricing model having the following assumptions: (i) stock option exercise price of $10.00; (ii) fair market value of our common stock of $11.2 as quoted on the OTC Markets on the date of issuance of the Warrant; (iii) term of option of 5 years; (iv) expected volatility of approximately 206%; (v) expected dividend rate of 0.0%; and (vi) risk-free interest rate of approximately 3.88%. As a result, we recorded total stock-based compensation of approximately $825,000 for the year ended March 31, 2023.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, March 31, 2023	663,500	$10.00	1.21	$—
Issued	—	$—	—
Expired	—	$—	—
Exercised	(30,600)	$—	—
Outstanding, March 31, 2024	632,900	$10.00	1.35	$—